Organization and Principal Actitivies (Details)		1 Months Ended		12 Months Ended
	Feb. 22, 2021 shares	Feb. 22, 2021 shares	Oct. 20, 2017 $ / shares shares	Mar. 31, 2021 $ / shares shares	Mar. 31, 2021 ¥ / shares shares	Mar. 31, 2020 $ / shares shares	Jul. 04, 2017 $ / shares shares
Organization and Principal Actitivies (Details) [Line Items]
Issuance of common stocks				15,525,094	15,525,094	9,666,928
Common stock par value (in Dollars per share) | $ / shares				$ 0.004		$ 0.004
Common stocks, reverse stock split	2,575,000	2,990,253	2,425,000
Issuance of common stocks			9,700,000
BVI [Member]
Organization and Principal Actitivies (Details) [Line Items]
Percentage of owned interest							100.00%
Taizhou Suxuantang [Member]
Organization and Principal Actitivies (Details) [Line Items]
Exercise price (in Yuan Renminbi per share) | ¥ / shares					¥ 10.00
Taizhou Suxuantang [Member]
Organization and Principal Actitivies (Details) [Line Items]
Issuance of common stocks			10,300,000
Percentage of hold shares							100.00%
Agreement Description				Taizhou Suxuantang was incorporated on June 9, 2005 by Jianping Zhou, Xiufang Yuan (the spouse of Jianping Zhou) and Jianbin Zhou, who held 83%, 11.5% and 5.5% shares in Taizhou Suxuantang respectively. On May 8, 2017, the three shareholders transferred all shares to Feng Zhou, Ziqun Zhou and Di Zhou (collectively “Taizhou Shareholders”), who hold 83%, 11.5% and 5.5% shares in Taizhou Suxuantang, respectively, after the transfer of shares. Feng Zhou and Ziqun Zhou are the children of Jianping Zhou and Xiufang Yuan, and Di Zhou is the child of Jianbin Zhou.
Exclusive Business Cooperation Agreement [Member]
Organization and Principal Actitivies (Details) [Line Items]
Agreement Description				The Exclusive Business Cooperation Agreement shall remain in effect for ten years unless it is terminated by WFOE with 30-day prior notice. Taizhou Suxuantang does not have the right to terminate the agreement unilaterally. WFOE may unilaterally extend the term of this agreement with prior written notice.
Share Pledge Agreement [Member]
Organization and Principal Actitivies (Details) [Line Items]
Percentage of hold shares				100.00%	100.00%
British Virgin Island [Member]
Organization and Principal Actitivies (Details) [Line Items]
Issuance of common stocks							10,300,000
Common stock par value (in Dollars per share) | $ / shares							$ 0.001
Individual [Member]
Organization and Principal Actitivies (Details) [Line Items]
Common stock par value (in Dollars per share) | $ / shares			$ 0.001